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July 29, 2011

Filed via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:           Genmed Holding Corp.

To Whom It May Concern:

On behalf of Genmed Holding Corp., Commission File Number 000-26607, I enclose Form 10-K/A Amended Annual Report pursuant to the Securities and Exchange Act of 1934 for year ended December 31, 2010 to reflect changes asked for by Lyn Shenk, Branch Chief of the SEC in her letter dated June 6, 2011.

If you have any questions please feel free to call me. Thank you.

Sincerely,

/s/ Jerry Gruenbaum
Jerry Gruenbaum. Esquire

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